BORROWINGS - NARRATIVES (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Borrowings
Direct issuance costs for borrowings	$ 12.0	$ 13.0	$ 11.6
Borrowings obtained	1,052.2	1,142.8	998.5
Land and buildings and other plant and operating equipment
Borrowings
Borrowings obtained	$ 4.1	$ 5.6	$ 6.9